Financial Risk Management Objectives (Tables)	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency

The balance of financial assets and liabilities denominated in a currency different from our Company’s each functional currency are summarized below.

	Financial Assets		Financial Liabilities
	As of December 31,		As of December 31
	2021	2020	2021	2020
United States dollar (USD)	15,304	10,025	58,526	7,501
Thai Baht (THB)	326	13,241	30	30
Singapore dollar (SGD)	130	113	6	6
Taiwan dollar (TWD)	9,929	3,357	5,104	4,820
Renminbi (RMB)	18	18	—	—
Hong Kong dollar (HKD)	10,678	8,017	28	28
Euro (EUR)	125	249	519	413

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations

The table below summarizes the maturity profile of our Company’s financial liabilities based on contractual undiscounted payment obligations.

	< 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2021
Financial liabilities
Interest-bearing loans and borrowings	62,295	428	428	3,626	66,777
Trade and other payables	44,784	—	—	—	44,784
Due to related parties	11,865	—	—	—	11,865
Lease liability	637	925	412	764	2,738
	119,581	1,353	840	4,390	126,164

As of December 31, 2020
Financial liabilities
Interest-bearing loans and borrowings	10,279	462	463	4,224	15,428
Trade and other payables	27,370	—	—	—	27,370
Due to related parties	10,620	—	—	—	10,620
Lease liability	613	584	431	993	2,621
	48,882	1,046	894	5,217	56,039

Summary of Capital Management

In line with industry practices, our Company monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. Our Company includes within net debt, interest bearing loans and borrowings, trade and other payables, less cash and cash equivalents.

	As of December 31,
	2021	2020
	US$’000	US$’000
Interest bearing loans and borrowings	65,387	13,781
Trade and other payables	44,784	27,370
Less: cash and cash equivalents	(44,507)	(52,237)
Net debt	65,664	(11,086)
Total Equity	209,317	234,875
Capital and net debt	274,981	223,789
Gearing ratio	23.9%	0.0%

Foreign currency risk [Member]
Statements [Line Items]
Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Relevant Risk Variable

The following table demonstrates the sensitivity of our Company’s profit before tax and equity to a reasonably possible change of each foreign currency exchange rates against all other non-functional currencies, with all other variables held constant.

	Change rate	USD	THB	SGD	TWD	HKD	EUR

2021	5%	(2,161)	—	5	9	68	(22)
	-5%	2,161	—	(5)	(9)	(68)	22
	5%	126	22	4	(3)	52	(10)
2020	-5%	(126)	(22)	(4)	3	(52)	10

Commodity price risk: Copper [Member]
Statements [Line Items]
Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Relevant Risk Variable

Commodity price sensitivity

The following table shows the potential effect of price changes in copper.

	Change in year-end price	Effect on profit before tax	Effect on equity
	US$’000	US$’000	US$’000
2021
Copper	+95%	26,926	N/A
	-95%	(26,926)	N/A
2020	+28%	5,398	N/A
Copper	-28%	(5,398)	N/A